OTHER COMPREHENSIVE (LOSS) / INCOME AND ACCUMULATED OTHER COMPREHENSIVE LOSS (AOCI) - Reconciliation (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at beginning of year	$ 32,397,000,000	$ 30,993,000,000
Other comprehensive (loss)/ income (Note 23)	(918,000,000)	(1,052,000,000)	$ 1,314,000,000
Balance at end of year	33,080,000,000	32,397,000,000	30,993,000,000
Cash flow hedge loss to be reclassified within twelve months	37,000,000
Cash flow hedge loss to be reclassified within twelve months, net of tax	28,000,000
Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at beginning of year	(730,000,000)	107,000,000	(1,043,000,000)
Other comprehensive (loss) / income, before reclassifications	(543,000,000)	(824,000,000)	1,150,000,000
Amounts reclassified from AOCI	0	(13,000,000)	0
Other comprehensive (loss)/ income (Note 23)	(543,000,000)	(837,000,000)	1,150,000,000
Reclassification of AOCI to retained earnings resulting from U.S. Tax Reform			0
Balance at end of year	(1,273,000,000)	(730,000,000)	107,000,000
Cash Flow Hedges
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at beginning of year	(58,000,000)	(23,000,000)	(31,000,000)
Other comprehensive (loss) / income, before reclassifications	(567,000,000)	(49,000,000)	(9,000,000)
Amounts reclassified from AOCI	482,000,000	14,000,000	16,000,000
Other comprehensive (loss)/ income (Note 23)	(85,000,000)	(35,000,000)	7,000,000
Reclassification of AOCI to retained earnings resulting from U.S. Tax Reform			1,000,000
Balance at end of year	(143,000,000)	(58,000,000)	(23,000,000)
Pension and Other Post-Retirement Benefit Plan Adjustments
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at beginning of year	(314,000,000)	(314,000,000)	(203,000,000)
Other comprehensive (loss) / income, before reclassifications	12,000,000	(10,000,000)	(114,000,000)
Amounts reclassified from AOCI	17,000,000	10,000,000	15,000,000
Other comprehensive (loss)/ income (Note 23)	29,000,000	0	(99,000,000)
Reclassification of AOCI to retained earnings resulting from U.S. Tax Reform			(12,000,000)
Balance at end of year	(285,000,000)	(314,000,000)	(314,000,000)
Equity Investments
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at beginning of year	(457,000,000)	(376,000,000)	(454,000,000)
Other comprehensive (loss) / income, before reclassifications	(292,000,000)	(86,000,000)	72,000,000
Amounts reclassified from AOCI	11,000,000	5,000,000	12,000,000
Other comprehensive (loss)/ income (Note 23)	(281,000,000)	(81,000,000)	84,000,000
Reclassification of AOCI to retained earnings resulting from U.S. Tax Reform			(6,000,000)
Balance at end of year	(738,000,000)	(457,000,000)	(376,000,000)
Accumulated Other Comprehensive Loss
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at beginning of year	(1,559,000,000)	(606,000,000)	(1,731,000,000)
Other comprehensive (loss) / income, before reclassifications	(1,390,000,000)	(969,000,000)	1,099,000,000
Amounts reclassified from AOCI	510,000,000	16,000,000	43,000,000
Other comprehensive (loss)/ income (Note 23)	(880,000,000)	(953,000,000)	1,142,000,000
Reclassification of AOCI to retained earnings resulting from U.S. Tax Reform			(17,000,000)
Balance at end of year	(2,439,000,000)	(1,559,000,000)	(606,000,000)
Accumulated foreign currency adjustment attributable to noncontrolling interest
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Other comprehensive (loss) / income, before reclassifications	(30,000,000)	(85,000,000)	166,000,000
Accumulated net gain (loss) from cash flow hedges attributable to noncontrolling interest
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Other comprehensive (loss) / income, before reclassifications	(16,000,000)	(13,000,000)	(1,000,000)
Accumulated net gain (loss) from equity investments attributable to noncontrolling interest
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Other comprehensive (loss) / income, before reclassifications	$ 1,000,000	$ 1,000,000	$ 0